Summary of Signification Accounting Policies (Details) - Schedule of Disaggregation Information of Revenues - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Percentage of total revenue	100.00%	100.00%
Total	$ 28,154,803	$ 24,400,212
Food and beverage [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 14,341,959	$ 11,761,196
Percentage of total revenue	50.93%	48.20%
Fresh produce [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 7,739,563	$ 7,053,085
Percentage of total revenue	27.49%	28.91%
Lifestyle and other personal care items [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 24,881	$ 219,784
Percentage of total revenue	0.09%	0.90%
Packaged-tour [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 6,040,684	$ 5,366,147
Percentage of total revenue	21.46%	21.99%
Insurance referral [Member]
Disaggregation of Revenue [Line Items]
Product/Service Type	$ 7,716
Percentage of total revenue	0.03%